PLANT UNDER CONSTRUCTION (Detail Textuals) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Plant Under Construction [Abstract]
Construction expenditures capitalized	$ 10,310,229	$ 2,772,051